Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Financial Position (Detail) - CAD
CAD in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Invested assets	CAD 334,222	CAD 321,869
Reinsurance assets	30,359	34,952
Other assets	40,645	48,683
Segregated funds net assets	324,307	315,177
Total assets	729,533	720,681
Liabilities and Equity
Insurance contract liabilities	304,605	297,505	CAD 285,288
Investment contract liabilities	3,126	3,275
Other liabilities	42,160	49,025
Long-term debt	4,785	5,696
Capital instruments	8,387	7,180
Segregated funds net liabilities	324,307	315,177
Shareholders' equity	41,013	41,832
Participating policyholders' equity	221	248
Non-controlling interests	929	743
Total liabilities and equity	729,533	720,681
MFC (Guarantor) [Member]
Assets
Invested assets	21	161
Investments in unconsolidated subsidiaries	48,374	47,758
Other assets	314	315
Total assets	48,709	48,234
Liabilities and Equity
Other liabilities	297	252
Long-term debt	4,784	5,689
Capital instruments	2,615	461
Shareholders' equity	41,013	41,832
Total liabilities and equity	48,709	48,234
JHUSA (Issuer) [Member]
Assets
Invested assets	108,144	109,063
Investments in unconsolidated subsidiaries	6,509	6,457
Reinsurance assets	49,927	51,537
Other assets	18,678	28,718
Segregated funds net assets	176,139	174,917
Total assets	359,397	370,692
Liabilities and Equity
Insurance contract liabilities	147,155	147,504
Investment contract liabilities	1,130	1,251
Other liabilities	19,399	28,892
Capital instruments	584	627
Segregated funds net liabilities	176,139	174,917
Shareholders' equity	14,990	17,501
Total liabilities and equity	359,397	370,692
Other subsidiaries
Assets
Invested assets	226,421	213,043
Investments in unconsolidated subsidiaries	14,999	17,504
Reinsurance assets	8,281	10,069
Other assets	40,715	43,931
Segregated funds net assets	149,812	142,400
Total assets	440,228	426,947
Liabilities and Equity
Insurance contract liabilities	185,884	177,524
Investment contract liabilities	1,998	2,027
Other liabilities	41,394	43,994
Long-term debt	1	7
Capital instruments	5,188	6,092
Segregated funds net liabilities	149,812	142,400
Shareholders' equity	54,801	53,912
Participating policyholders' equity	221	248
Non-controlling interests	929	743
Total liabilities and equity	440,228	426,947
Consolidation adjustments [Member]
Assets
Invested assets	(364)	(398)
Investments in unconsolidated subsidiaries	(69,882)	(71,719)
Reinsurance assets	(27,849)	(26,654)
Other assets	(19,062)	(24,281)
Segregated funds net assets	(1,644)	(2,140)
Total assets	(118,801)	(125,192)
Liabilities and Equity
Insurance contract liabilities	(28,434)	(27,523)
Investment contract liabilities	(2)	(3)
Other liabilities	(18,930)	(24,113)
Segregated funds net liabilities	(1,644)	(2,140)
Shareholders' equity	(69,791)	(71,413)
Total liabilities and equity	CAD (118,801)	CAD (125,192)